SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Spare Parts Zone Australia Pty Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[1]	$ 764	$ 554	$ 289
Sundry income	[1]
Branded Filters Pty Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[1]	474	658	633
Sundry income	[1]	17
Purchases	[1]	176	99	490
- N-United Pte Ltd	[1]			8
Jurong Barrels & Drums Industries Pte Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[2]	7
Purchases	[2]			1
- N-United Pte Ltd	[2]	1
Auto Saver Pte Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[3]	236	231	243
Sundry income	[3]			4
Purchases	[3]	1
- N-United Pte Ltd	[3]	243	310	332
PT Heavy Machindo Diesel [Member]
Related Party Transaction [Line Items]
Sale of products	[1]	702	644	882
Sundry income	[1]	5
Purchases	[1]	1,399	1,334	1,293
- N-United Pte Ltd	[1]
Oceania Power & Solutions Pty Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[1]	75	69	179
Sundry income	[1]	6	25	25
Purchases	[1]	257	62	176
- N-United Pte Ltd	[1]			2
Soon Aik Global Pte Ltd [Member]
Related Party Transaction [Line Items]
Sale of products	[3]	1
Sundry income	[3]
- N-United Pte Ltd	[3]	181	150	172
Kiwami Corporation [Member]
Related Party Transaction [Line Items]
Purchases	[1]	23
- N-United Pte Ltd	[1]
EU Group Pte Ltd [Member]
Related Party Transaction [Line Items]
- N-United Pte Ltd	[2]	559	549	545
Fleetzone Autoparts (M) Sdn Bhd [Member]
Related Party Transaction [Line Items]
- N-United Pte Ltd	[3]	28	28	22
N-United Pte Ltd [Member]
Related Party Transaction [Line Items]
- N-United Pte Ltd	[1]	$ 43	$ 12

[1]	CE Neo is the sole owner of Soon Aik Holdings Pte Ltd (“SA Holdings”) and N-United Pte Ltd (“N-United”). SA Holdings is the parent entity of Spare-Parts Zone (Australia) Pty Ltd. Branded Filters Pty Ltd, and an associated entity with Oceania Power & Solutions Pty Ltd. in Australia. N-United is the parent entity of PT Heavy Machindo Diesel in Indonesia and Kiwami Corporation in Japan
[2]	Jimmy Neo owns a 50.0% equity stake in EU Holdings Pte Ltd, which in turn is the parent entity of EU Group Pte Ltd and Jurong Barrels & Drums Industries Pte Ltd.
[3]	Soon Aik, the parent entity of the Company and is also the parent entity of Auto Saver Pte Ltd and Fleetzone Autoparts (M) Sdn Bhd.